Annual Total Returns (Bar Chart) (Invesco Moderate Allocation Fund, Class A, Invesco Moderate Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Moderate Allocation Fund | Class A, Invesco Moderate Allocation Fund
Annual Total Returns
'05	7.47%
'06	11.73%
'07	7.14%
'08	(31.11%)
'09	26.86%
'10	12.03%